Quarterly Financial Data (Tables)	12 Months Ended
Jan. 31, 2015
Quarterly Financial Data [Abstract]
Quarterly Financial Results
Quarterly financial results (unaudited) for 2014 and 2013 are as follows:

	Quarters
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
($ thousands, except per share amounts)	(13 weeks)	(13 weeks)	(13 weeks)	(13 Weeks)
2014
Net sales	$591,162	$635,877	$729,277	$615,393
Gross profit	242,341	259,642	290,730	247,387
Net earnings	15,476	18,039	33,237	16,191
Net earnings attributable to Caleres, Inc.	15,429	18,064	33,113	16,244
Per share of common stock:
Basic earnings per common share attributable to Caleres, Inc. shareholders (1)	0.35	0.41	0.76	0.37
Diluted earnings per common share attributable to Caleres, Inc. shareholders (1)	0.35	0.41	0.75	0.37
Dividends paid	0.07	0.07	0.07	0.07
Market value:
High	28.73	29.65	32.31	33.67
Low	22.30	23.14	25.30	26.39

(1) EPS for the quarters may not sum to the annual amount as each period is computed on a discrete period basis.

	Quarters
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
($ thousands, except per share amounts)	(13 weeks)	(13 weeks)	(13 weeks)	(13 Weeks)
2013
Net sales	$588,656	$621,706	$702,788	$599,962
Gross profit	240,016	254,626	278,240	241,407
Net (loss) earnings	(10,832)	15,283	27,284	6,161
Net (loss) earnings attributable to Caleres, Inc.	(10,762)	15,357	27,314	6,164
Per share of common stock:
Basic (loss) earnings per common share attributable to Caleres, Inc. shareholders (1)	(0.26)	0.36	0.63	0.14
Diluted (loss) earnings per common share attributable to Caleres, Inc. shareholders (1)	(0.26)	0.35	0.63	0.14
Dividends paid	0.07	0.07	0.07	0.07
Market value:
High	18.48	24.78	24.25	28.70
Low	15.24	16.62	21.26	22.23

(1) EPS for the quarters may not sum to the annual amount as each period is computed on a discrete period basis.